DEBT (Tables)	6 Months Ended
Jun. 30, 2014
Debt

As of June 30, 2014 and December 31, 2013, debt is as follows:

	June 30, 2014	December 31, 2013
January Private Placement	$2,772,472	$—
February Private Placement	1,983,958	—
6% Notes	13,218,180	—
4% Notes	4,383,704	—
FIN Seller Notes	11,375,000	—
VIP Seller Notes	11,000,000	—
Line of credit	7,292,714	—
Convertible promissory note	—	650,000

	$52,026,028	$650,000
Less current portion	(50,764,201)	(650,000)

Total long-term debt	$1,261,827	—

Interest expense

Interest expense for the six and three months ended June 30, 2014 and 2013 is as follows:

	Six Months Ended		Three Months Ended
	6/30/2014	6/30/2013	6/30/2014	6/30/2013
Accretion of and interest on convertible notes	$7,860,335	$—	$1,617,734	$—
FIN Seller Notes	655,625	—	530,625	—
FIN Penalty Shares	3,224,813		3,224,813
Other	106,510	75,833	78,285	41,522

	$11,847,283	$75,833	$5,451,457	$41,522